Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
20.	SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through March 31, 2022, the date these consolidated financial statements were available to be issued. There were no subsequent events that require adjustments to or disclosure in the financial statements, except for those referenced below.
Business Combination
On February 2, 2022, the Company’s stockholders approved the Business Combination, by and among the company formerly known as ENVI, GreenLight Biosciences, Inc. and Honey Bee Merger Sub, Inc., pursuant to which Honey Bee Merger Sub, Inc. was merged with and into GreenLight, with GreenLight surviving the merger.
As a result of the Merger, and upon consummation of the Merger and the other transactions contemplated by the Business Combination Agreement, GreenLight became a wholly owned subsidiary of ENVI. Upon the closing of the Business Combination, the Company changed it’s name to GreenLight Biosciences Holdings, PBC (“New GreenLight”), with stockholders of GreenLight becoming stockholders of New GreenLight.
The following transactions at closing of the Merger included:

•	Merger Sub merged with and into GreenLight, with GreenLight surviving as a wholly owned subsidiary of New GreenLight;

•
each issued and outstanding share of capital stock of GreenLight converted into a number of shares of New GreenLight Common Stock equal to the product of (x) the conversion ratio applicable to such share, if any, under GreenLight’s certificate of incorporation, multiplied by (y) 0.6656, which is the quotient obtained by dividing (a) 120,000,000, by (b) the number of Fully-Diluted Shares as defined in the Business Combination Agreement;

•
each GreenLight Option converted into an option to purchase a number of shares of New GreenLight Common Stock in accordance with the terms and subject to the conditions of the Business Combination Agreement;

•
each GreenLight Warrant, to the extent outstanding and unexercised, converted into a warrant to acquire shares of New GreenLight Common Stock in accordance with the terms and subject to the conditions of the Business Combination Agreement; and

•	each share of ENVI Class A Common Stock and ENVI Class B Common Stock that was issued and outstanding immediately prior to the Merger became one share of New GreenLight Common Stock.
Collaboration Agreement
In March 2022, the Company entered into a License Agreement with Serum Institute of India Private Limited (“SIIPL”), pursuant to which the Company granted SIIPL an exclusive, sub-licensable,
royalty-bearing license to use the Company’s proprietary technology platform to develop, manufacture and commercialize up to three mRNA products in all territories other than the United States, the 27 member states of the European Union, the United Kingdom, Australia, Japan, New Zealand, Canada, South Korea, China, Hong Kong, Macau, and Taiwan (the “SIIPL Territory”). The first licensed product target will be a shingles product, and SIIPL has an option to add up to two additional product targets through the end of 2024.
Pursuant to the License Agreement, SIIPL will pay the Company an upfront license fee of $5.0 million, as well as payments upon target selection and reservation of exclusivity. In addition, the Company may receive up to a total of an additional $22 million in milestone payments across all three product targets, as well as manufacturing technology transfer payments. SIIPL shall pay royalty payments on the sale of products resulting from the licensed technology for the term of the License Agreement. The License Agreement shall terminate on a product-by-product
and
country-by-country
basis on the later of the expiration of the patent rights owned by the Company or the tenth anniversary of the first commercial sale of the applicable product(s) in the applicable country.
SIIPL is responsible for the development, formulation, filling and finishing, registration and commercialization of the products in the SIIPL Territory, subject to oversight from a joint steering committee composed of representatives of the Company and SIIPL. SIIPL will use commercially reasonable efforts to develop and obtain regulatory approval for the products in the countries in the SIIPL Territory. The License Agreement includes terms customary in the industry for provisions related to sublicensing, intellectual property, and termination, and customary representations and warranties of GreenLight and SIIPL, along with certain customary covenants, including confidentiality, limitation of liability and indemnity provisions.
Operating Leases
In March 2022, the Company entered into a lease for new laboratory space in Lexington, Massachusetts, with an anticipated commencement date of April 2022. The lease term expires in May 2033. The base rent for this lease is $3.9 million per year, subject to a 3% increase each year.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Subsequent Event [Line Items]
Subsequent Events
17.	SUBSEQUENT EVENTS
Private Placement and Securities Subscription Agreement
On August 11, 2022, the Company entered into Securities Subscription Agreements (the “August 2022 Subscription Agreements”) with certain accredited investors (collectively, the “Purchasers”), providing for the sale by the Company of 27,640,301 shares (the “Shares”) of its common stock (the “Common Stock”) at a purchase price of $3.92 per share, in a private placement (the “Private Placement”). The Shares were issued (the “Closing”) simultaneously with the execution and delivery of the August 2022 Subscription Agreements.
The Company has $108.4 million committed under the executed the August 2022 Subscription Agreements, of which we have received the entire $108.4 million at the time these interim financial statements are issued. The Company intends to use the net proceeds from the Private Placement to fund ongoing clinical development and commercialization of its existing product pipeline.